Pension Plan (Narrative) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Pension Plan [Abstract]
Defined benefit pension plan-Amortization of net loss	$ 0
Defined benefit pension plan-Amortization of prior service cost	17,467
Estimated contribution to plan for 2014	$ 1,400,000
Maximum investment policy	37.00%